LICENSE AGREEMENTS (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) agreement	Dec. 31, 2022 agreement
LICENSE AGREEMENTS
Number of license and supply agreements entered | agreement	9	8
Royalty revenues | $	$ 0